UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund II LM Capital Opportunistic Bond Fund Annual Report July 31, 2017
Investment Adviser: LM Capital Group, LLC

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND JULY 31, 2017

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-330-1111; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND JULY 31, 2017 (Unaudited)

SHAREHOLDERS’ LETTER (UNAUDITED)

Dear Shareholder(s):

Much has transpired since our last shareholder letter in late 2016. There have been many surprising events in both the political and fixed income arenas. The outcome of the Presidential election was a great surprise to most market participants. We had positioned the portfolio defensively against a possible Trump victory as the market had expectations of a Clinton win. The short duration portfolio position versus the overall bond market served us well through early 2017 as interest rates rose quickly, driven by the expectation of a strong economic stimulus centered on tax reform, infrastructure investment, and expanded fiscal policy.

But the first half of the year brought other surprises such as a very weak US Dollar and political inaction in Congress. As these realities entered the marketplace, bonds slowly began to recover their losses. Interest rates crept lower despite two interest rate hikes by the Federal Reserve and discussion turned to the eventual curtailment of the Federal Reserve’s quantitative easing program, unexpectedly low inflation and the occasional geo political shock event that added strength to the bond recovery.

Our portfolio performed well through this period despite a low average portfolio duration/maturity position as our holdings in US corporate, US high yield and emerging market debt securities performed very strongly as both domestic and foreign investors continued their search for higher yields in the current low interest rate environment. During the period from late 2016 to the present, only one factor remained constant. Economic growth continued its steady pace of 2.0 - 2.5% GDP growth and the employment market continued to strengthen.

Following the Congressional failure to address Obamacare, the financially important issues of raising the debt ceiling and funding government activity were surprisingly addressed by a quick agreement between President Trump and Democratic Congressional leaders that removed a major risk overhanging the fixed income market for a temporary period. Our portfolio’s only meaningful setback occurred in August as Treasury bonds rallied strongly while the US high yield sector generated negative returns. Nonetheless, this flight to quality rally has led to a temporary low in interest rates which appears to have reversed direction in September. As we look forward, our Economic Matrix and resulting Trend Identification Score continue to guide the portfolio to a slightly defensive position with continued emphasis on US corporate and

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND JULY 31, 2017 (Unaudited)

emerging market debt securities with a slight reduction in exposure to the US high yield sector. We also continue to seek attractive opportunities in non-US Dollar securities in the British Pound, Canadian, Australian and New Zealand Dollars. We expect continued subdued economic growth with little inflation pressure to continue for the foreseeable future unless some form of economic stimulus policy is enacted by Congress. Finally, the expected tapering of Treasury and mortgage backed security purchases by the Federal Reserve’s quantitative easing program should begin during the fourth quarter of 2017 and may begin to impact the marketplace in 2018, especially if US budget deficits should increase with an expanded fiscal policy.

There is no assurance that the Fund will achieve its stated objectives.

Investing involves risk, including the possible loss of principal. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments. Mortgage-backed securities are subject to prepayment and extension risk and therefore react differently to changes in interest rates than other bonds. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

The LM Capital Fund is distributed by SEI Investments Distribution Co.(SIDCO). The Fund is managed by LM Capital Group, LLC. SIDCO is not affiliated with LM Capital or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND JULY 31, 2017 (Unaudited)

Growth of a $1,000,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED JULY 31, 2017*
	1 Year Return	Annualized Inception to Date

LM Capital Opportunistic Bond Fund, Institutional Class Shares Bloomberg Barclays U.S. Aggregate Index	0.55%	3.41%
	-0.51%	3.30%

* The Fund commenced operations on December 31, 2013.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND JULY 31, 2017 (Unaudited)

Bond Credit Quality as of July 31, 2017:

Credit Rating(1)	Percentage of Total Investments
AAA	26.97%
AA	0.00%
A	12.33%
BBB	26.10%
BB	11.27%
B	2.86%
Government	0.95%
Treasuries	18.10%
Cash	1.42%

(1)

The credit quality breakdown depicts the credit quality ratings of the Fund’s portfolio securities that are rated by one or more of the four major nationally recognized statistical rating organizations (“NRSRO”). These four NRSRO’s currently are Standard & Poor’s, Moody’s, Fitch, and DBRS. When a security is rated by more than one NRSRO, the highest rating is used. These credit quality ratings are shown without regard to gradations within a given rating category.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND JULY 31, 2017

SECTOR WEIGHTINGS† (UNAUDITED)

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 38.0%
	Face Amount	Value
CONSUMER DISCRETIONARY — 7.3%
Comcast
3.600%, 03/01/24	$100,000	$105,518
Goodyear Tire & Rubber
8.750%, 08/15/20	150,000	175,500
Interpublic Group
4.000%, 03/15/22	110,000	115,890
Starbucks
3.850%, 10/01/23	100,000	107,996
The Gap
5.950%, 04/12/21	150,000	162,810
Time Warner
5.375%, 10/15/41	100,000	109,636

		777,350

FINANCIALS — 20.8%
American International Group
6.400%, 12/15/20	110,000	124,566
Bank of America
5.700%, 01/24/22	150,000	169,792
Bank of America MTN
4.200%, 08/26/24	150,000	156,894
CIT Group
5.500%, 02/15/19 (A)	200,000	209,860
Goldman Sachs Group MTN
5.375%, 03/15/20	150,000	162,249
JPMorgan Chase
6.400%, 05/15/38	150,000	200,801

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND JULY 31, 2017

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Morgan Stanley MTN
6.375%, 07/24/42	$200,000	$265,305
4.875%, 11/01/22	250,000	272,084
Petrobras Global Finance BV
5.375%, 01/27/21	100,000	102,750
Regions Bank
6.450%, 06/26/37	250,000	300,580
Wells Fargo MTN
3.500%, 03/08/22	200,000	208,413

		2,173,294

HEALTH CARE — 1.9%
Humana
3.150%, 12/01/22	200,000	204,385

INDUSTRIALS — 4.1%
CSX
2.600%, 11/01/26	100,000	96,893
General Electric
3.375%, 03/11/24	95,000	99,891
Hertz
7.625%, 06/01/22 (A)	100,000	99,000
United Parcel Service
3.125%, 01/15/21	130,000	135,519

		431,303

INFORMATION TECHNOLOGY — 2.1%
Hewlett-Packard
4.650%, 12/09/21	200,000	216,097

MATERIALS — 0.9%
Freeport-McMoRan
3.875%, 03/15/23	100,000	96,625

TELECOMMUNICATION SERVICES — 0.9%
AT&T
4.350%, 06/15/45	100,000	90,598

TOTAL CORPORATE OBLIGATIONS (Cost $3,821,076)		3,989,652

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND JULY 31, 2017

MORTGAGE-BACKED SECURITIES — 27.9%
	Face Amount	Value
FHLMC
4.000%, 10/01/41	$107,851	$114,052
3.500%, 01/01/45	76,916	79,307
3.500%, 04/01/46	276,674	285,277
1.375%, 05/01/20	100,000	99,598
FNMA
4.500%, 02/01/41	114,610	124,067
4.500%, 10/01/41	61,425	66,737
4.500%, 03/01/47	189,782	203,799
4.500%, 04/01/47	146,750	157,589
4.000%, 11/01/40	151,204	159,903
4.000%, 01/01/41	110,655	116,970
4.000%, 05/01/44	118,252	125,213
4.000%, 02/01/46	237,824	250,442
3.500%, 07/01/42	206,028	213,128
3.500%, 02/01/45	247,042	254,513
3.500%, 07/01/45	239,979	247,237
3.500%, 08/01/45	73,337	75,554
3.500%, 10/01/45	73,574	75,799
3.500%, 01/01/46	271,307	279,511

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,930,848)		2,928,696

U.S. TREASURY OBLIGATIONS — 18.0%

U.S. Treasury Bond
3.000%, 02/15/47	100,000	101,922
U.S. Treasury Inflation Indexed Bond
0.125%, 07/15/26	102,099	99,039
U.S. Treasury Notes 2.250%, 02/15/27	400,000	398,703
2.000%, 11/15/21	300,000	303,246
2.000%, 08/15/25	500,000	492,578
1.250%, 01/31/20	500,000	497,832

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,893,110)		1,893,320

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND JULY 31, 2017

FOREIGN BONDS — 8.6%
	Face Amount	Value

ENERGY — 3.1%
Ecopetrol
7.625%, 07/23/19	$95,000	$104,310
Mexichem
4.875%, 09/19/22 (A)	200,000	214,600

		318,910

INDUSTRIALS — 1.5%
Embraer Bras De Aeronautica
5.150%, 06/15/22	150,000	159,937

TELECOMMUNICATION SERVICES — 4.0%
Colombia Telecomunicaciones
5.375%, 09/27/22 (A)	200,000	202,000
Telecom Italia
5.303%, 05/30/24 (A)	200,000	220,500

		422,500

TOTAL FOREIGN BONDS (Cost $861,415)		901,347

SOVEREIGN DEBT — 3.7%
Colombia Government International Bond
2.625%, 03/15/23	200,000	195,750
Federative Republic of Brazil
4.250%, 01/07/25	200,000	200,200

TOTAL SOVEREIGN DEBT (Cost $396,507)		395,950

PREFERRED STOCK — 1.8%

	Shares	Value

FINANCIALS — 1.8%
JPMorgan Chase, 6.700%	7,000	188,020

TOTAL PREFERRED STOCK (Cost $184,078)		188,020

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND JULY 31, 2017

SHORT-TERM INVESTMENT — 1.6%
	Shares	Value

JPMorgan U.S. Government Money Market Fund
0.880% (B)	163,042	$163,042

TOTAL SHORT-TERM INVESTMENT (Cost $163,042)		163,042

TOTAL INVESTMENTS — 99.6% (Cost $10,250,076)		$10,460,027

Percentages are based on Net Assets of $10,502,898.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2017 was $945,960, and represents 9.0% of Net Assets.

(B)	The rate shown is the 7-day effective yield as of July 31, 2017.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$3,989,652	$—	$3,989,652
Mortgage-Backed Securities	—	2,928,696	—	2,928,696
U.S. Treasury Obligations	—	1,893,320	—	1,893,320
Foreign Bonds	—	901,347	—	901,347
Sovereign Debt	—	395,950	—	395,950
Preferred Stock	188,020	—	—	188,020
Short-Term Investment	163,042	—	—	163,042

Total Investments in Securities	$351,062	$10,108,965	$—	$10,460,027

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND JULY 31, 2017

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $10,250,076)	$10,460,027
Foreign Currency at Value (Cost $2,507)	2,750
Interest and Dividends Receivable	80,415
Prepaid Administrator Fees	4,178
Receivable from Adviser	1,437
Prepaid Expenses	2,436

Total Assets	10,551,243

Liabilities:
Chief Compliance Officer Fees Payable	1,945
Audit Fees Payable	24,375
Legal Fees Payable	7,874
Payable due to Trustees	3,654
Other Accrued Expenses	10,497

Total Liabilities	48,345

Net Assets	$10,502,898

Net Assets Consist of:
Paid-in-Capital	$10,458,895
Undistributed Net Investment Income	6,648
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(172,839)
Net Unrealized Appreciation on Investments	209,951
Net Unrealized Appreciation on Foreign Currency and Translations of other Assets and Liabilities Denominated in Foreign Currencies	243

Net Assets	$10,502,898

Net Asset Value and Redemption Price Per Share (unlimited authorization – no par value) Institutional Class Shares ($10,502,898 ÷ 1,042,255)	$10.08

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND FOR THE YEAR ENDED JULY 31, 2017

STATEMENT OF OPERATIONS

Investment Income
Interest Income	$316,701
Dividend Income	10,678
Less: Foreign Taxes Withheld	(175)

Total Investment Income	327,204

Expenses:
Administration Fees	100,000
Investment Advisory Fees	35,724
Trustees’ Fees	15,156
Chief Compliance Officer Fees	5,795
Legal Fees	29,688
Audit Fees	24,791
Transfer Agent Fees	16,818
Custodian Fees	10,085
Pricing Fees	6,114
Registration Fees	4,166
Printing Fees	2,510
Insurance and Other Expenses	4,885

Total Expenses	255,732

Less:
Investment Advisory Fees Waived	(35,724)
Reimbursement of Expense from Investment Adviser	(174,087)

Net Expenses	45,921

Net Investment Income	281,283

Net Realized Gain (Loss) on:
Investments	(33,447)
Foreign Currency Transactions	6,727

Net Realized Loss	(26,720)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(203,251)
Foreign Currency Translations	196

Net Change in Unrealized Appreciation (Depreciation)	(203,055)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(229,775)

Net Increase in Net Assets Resulting from Operations	$51,508

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2017	Year Ended July 31, 2016
Operations:

Net Investment Income	$281,283	$266,896
Net Realized Loss on Investments and Foreign Currency Transactions	(26,720)	(91,401)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(203,055)	327,130

Net Increase in Net Assets Resulting from Operations	51,508	502,625

Dividends and Distributions from:
Net Investment Income Institutional Class Shares	(306,624)	(283,958)
Net Realized Gains Institutional Class Shares	–	(10,845)

Total Dividends and Distributions	(306,624)	(294,803)

Capital Share Transactions(1)

Issued	150,000	—
Reinvestment of Distributions	306,624	294,803
Redeemed	(403)	—

Net Increase From Capital Share Transactions	456,221	294,803

Total Increase in Net Assets	201,105	502,625

Net Assets:

Beginning of Year	10,301,793	9,799,168

End of Year (including undistributed net investment income of $6,648 and $4,205, respectively)	$10,502,898	$10,301,793

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout the Period

	Institutional Class Shares
	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Period Ended July 31, 2014‡

Net Asset Value, Beginning of Year	$10.33	$10.13	$10.22	$10.00

Income from Operations:
Net Investment Income(1)	0.28	0.27	0.28	0.18
Net Realized and Unrealized Gain/ (Loss) on Investments	(0.23)	0.23	(0.03)	0.23

Total from Operations	0.05	0.50	0.25	0.41

Dividends and Distributions from:
Net Investment Income	(0.30)	(0.29)	(0.31)	(0.19)
Net Realized Gains	—	(0.01)	(0.03)	—

Total Dividends and Distributions	(0.30)	(0.30)	(0.34)	(0.19)

Net Asset Value, End of Year	$10.08	$10.33	$10.13	$10.22

Total Return †	0.55%	5.06%	2.48%	4.15%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$10,503	$10,302	$9,799	$9,564
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.45%	0.45%	0.45%	0.45%*
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	2.50%	3.04%	3.37%	4.10%*
Ratio of Net Investment Income to Average Net Assets	2.75%	2.70%	2.77%	3.14%*
Portfolio Turnover Rate	53%	16%	26%	16%**

‡	Commenced operations on December 31, 2013.
(1)	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.
*	Annualized
**	Not Annualized

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 32 funds. The financial statements herein are those of the LM Capital Opportunistic Bond Fund (the “Fund”). The financial statements of the remaining funds of the Trust are presented separately. The investment objective of the Fund is to achieve a total return that exceeds that of the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Index, over a market cycle of three to five years. The Fund is a diversified fund and will seek to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held. The Fund consists of Institutional Class Shares and Retirement Class Shares. The Institutional Class Shares commenced operations on December 31, 2013. The Retirement Class Shares are currently not operational

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at ap-

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

proximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2017, there were no fair valued securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If LM Capital Group, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the year ended July 31, 2017, there were no changes to the Fund’s fair value methodologies, no Level 3 assets and liabilities, and there have been no transfers between Level 1 and Level 2 assets and liabilities. For details of investment classifications, reference the Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended July 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties relating to unrecognized tax benefits.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid monthly by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

3. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an amended Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee (subject to certain minimum), which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended July 31, 2017, the Fund was charged $100,000 for these services.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

Atlantic Fund Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser, provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.35% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses “excluded expenses”) from exceeding 0.45% of the Institutional Class Shares’ average daily net assets. The Adviser may discontinue the expense limitation upon ninety (90) days’ prior written notice to the Trust, effective as of close of business on November 29, 2017. The Board of Trustees (the “Board”) may terminate this agreement for any reason at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses (not including excluded expenses)” and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived. As of July 31, 2017, fees which were previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $285,153, $256,335 and $209,811 expiring in 2018, 2019, and 2020, respectively.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

6. Share Transactions:

	Year Ended July 31, 2017	Year Ended July 31, 2016
Share Transactions:
Institutional Class Shares
Issued	14,960	–
Reinvestment of Distributions	30,475	29,303
Redeemed	(40)	–

Net Increase in Shares Outstanding	45,395	29,303

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended July 31, 2017, were as follows:

	U.S. Government	Other	Total
Purchases	$4,018,693	$1,746,322	$5,765,015
Sales	3,501,429	1,745,112	5,246,541

8. Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to foreign currency gains and losses and different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, have been reclassified to (from) the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Loss
$27,784	$(27,784)

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the year or period ended July 31, 2017 and 2016 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2017	$306,624	$—	$306,624
2016	286,937	7,866	294,803

As of July 31, 2017, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$7,626
Capital Loss Carryforwards	(122,125)
Post-October Losses	(43,641)
Unrealized Appreciation	202,142
Other Temporary Differences	1

Total Distributable Earnings	$44,003

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term	Long-Term
$2,259	$119,866

Post-October Losses represent losses realized on investment transactions from November 1, 2016 through July 31, 2017 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at July 31, 2017 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$10,258,128	$237,527	$(35,628)	$201,899

9.	Other:

At July 31, 2017, 99% of total Institutional Class Shares outstanding were held by one record shareholder.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.	Concentration/Risk:

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

11.	Regulatory Matters:

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures and does not expect any impact to the Fund’s net assets or results of operations.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

12.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of July 31, 2017.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND JULY 31, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund II

and Shareholders of LM Capital Opportunistic Bond Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of LM Capital Opportunistic Bond Fund (one of the series constituting The Advisors’ Inner Circle Fund II (the “Trust”)) as of July 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period December 31, 2013 (commencement of operations) to July 31, 2014. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LM Capital Opportunistic Bond Fund (one of the series constituting The Advisors’ Inner Circle Fund II) at July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and the period December 31, 2013 (commencement of operations) to July 31, 2014, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

September 29, 2017

NOTES

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

Set forth below are the names, ages, positions with the Trust, lengths of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Trust as that term is defined

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Name, Address, Age	Position with Trust and length of Time Served[1]	Principal Occupation(s) During the Past Five Years
INTERESTED TRUSTEES3 4
Robert A. Nesher (Born: 1946)	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.
William M. Doran(Born: 1940)	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT TRUSTEES[4]
John K. Darr (Born: 1944)	Trustee (Since 2008)	Retired. Chief Executive Officer, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.
Joseph T. Grause, Jr. (Born: 1952)	Trustee (Since 2011)	Self-Employed Consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
2	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Trustees oversee 32 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional In-formation (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-330-1111. The following chart lists Trustees and Officers as of July 31, 2017.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments – Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds. Director of Federal Home Loan Bank of Pittsburgh, Meals on Wheels, Lewes/Rehoboth Beach and West Rehoboth Land Trust.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds. Director of The Korea Fund, Inc.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Name, Address, Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupations During the Past Five Years
INTERESTED TRUSTEES (continued)[3]
Mitchell A. Johnson (Born: 1942)	Trustee (Since 2005)	Retired. Private Investor since 1994.
Betty L. Krikorian (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.
Bruce R. Speca (Born: 1956)	Trustee (since 2011)

Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.

George J. Sullivan, Jr. (Born: 1942)	Trustee Lead Independent Trustee (Since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.
OFFICERS
Michael Beattie (Born: 1965)	President (since 2011)	Director of Client Service, SEI Investments Company, since 2004.
Stephen Connors (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.

1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
2	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.
3	Trustees oversee 32 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds.

Current Directorships: The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016. Trustee/Director of State Street Navigator Securities Lending Trust to May, 2017.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Name, Address, Age	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During the Past Five Years
OFFICERS (continued)
Russell Emery (Born: 1962)	Chief Compliance Officer (since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. to 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016.
Dianne M. Descoteaux (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010.
Lisa Whittaker (Born: 1978)	Vice President and Assistant Secretary (since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel and Compliance Officer, The Glenmede Trust Company, N.A. (2011-2012).
John Y. Kim (Born: 1981)	Vice President and Assistant Secretary (since 2014)	Attorney, SEI Investments Company (2014-present). Associate, Stradley Ronon Stevens & Young, LLP (2009-2014).
Bridgett E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners from April 2011 to March 2015.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (February 1, 2017 to July 31, 2017).

The table below illustrates your Fund’s costs in two ways.

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes— NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 02/01/17	Ending Account Value 07/31/17	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,030.40	0.45%	$2.27
Hypothetical 5% Return	1,000.00	1,022.56	0.45%	2.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders who do not have a July 31, 2017 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2017 taxable year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended July 31, 2017, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gains Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gains Dividend (5)
0.00%	100.00%	100.00%	3.43%	3.43%	10.63%	87.94%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short- term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.
(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the LM Capital Opportunistic Bond Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(4)	The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.
(5)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividend” and is reflected as a percentage of short-term capital gain distribution that is exempted from U.S. tax when withholding paid to foreign investors.

NOTES

NOTES

NOTES

LM Capital Opportunistic Bond Fund

P.O. Box 588

Portland, ME 04112

Investment Adviser:

LM Capital Group, LLC

750 B Street

Suite 3010

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

LMC-AR-001-0400

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“E&Y”) related to the Advisors’ Inner Circle Fund II (the “Trust”).

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2017			2016
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$388,550	N/A	N/A	$414,870	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed by E&Y applicable to non-audit services pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows:

	2017	2016
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $11,750 and $11,500 for 2017 and 2016, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: October 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: October 6, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and Chief Financial Officer

Date: October 6, 2017